Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

August 25, 2023

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Congress SMid Growth ETF (S000081384)
Congress Large Cap Growth ETF (S000081385)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Congress SMid Growth ETF and Congress Large Cap Growth ETF, (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated August 21, 2023, and filed electronically as Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A on August 21, 2023.

If you have any questions regarding the enclosed, please contact the undersigned at (414) 516-1716 or carl.gee@usbank.com.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Vice President and Secretary of the Trust

Enclosures